ORDINARY SHARES - (Details) $ / shares in Units, ¥ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Jan. 12, 2021 USD ($) $ / shares shares	Jan. 03, 2019 shares	Jan. 31, 2019	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Oct. 14, 2020 $ / shares shares	Mar. 06, 2020 shares	Dec. 31, 2019 $ / shares shares
ORDINARY SHARES
Ordinary shares, shares authorized				500,000,000		500,000,000	500,000,000			500,000,000
Ordinary shares, par value | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Number of votes per share | Vote				1
Ordinary shares, shares issued				338,498,819		337,969,926
Ordinary shares, shares outstanding				338,498,819		337,969,926
Stockholders equity split			1:10
American depositary shares
ORDINARY SHARES
Ordinary shares, par value | $ / shares	$ 19.00
Ordinary shares, shares issued	11,000,000
Number of additional shares issued	1,650,000
Proceeds from Issuance initial public offering | $	$ 240
Entity listing depository ratio	5
Series A Preferred Stock
ORDINARY SHARES
Ordinary shares, shares outstanding	31,343,284
Preferred shares, shares outstanding	31,343,284
Series B One Preferred Stock
ORDINARY SHARES
Ordinary shares, shares outstanding	21,735,721
Preferred shares, shares outstanding	21,735,721
Series B Two Preferred Stock
ORDINARY SHARES
Ordinary shares, shares outstanding	59,327,653
Preferred shares, shares outstanding	59,327,653
Series C Preferred Stock
ORDINARY SHARES
Ordinary shares, shares outstanding	61,364,562
Preferred shares, shares outstanding	61,364,562
William Wei Cao
ORDINARY SHARES
Ordinary shares, shares issued					9,800,000
Proceeds from ordinary shares issued | ¥					¥ 2,150
Shanghai Guidance Capital Ltd And Suzhou Tonghe Venture Investment Partnership II
ORDINARY SHARES
Ordinary shares, shares issued					208,955
Proceeds from ordinary shares issued | ¥					¥ 200
Shanghai Guidance Capital Ltd
ORDINARY SHARES
Stock repurchased during period		104,478
OrbiMed Asia Partners III LP King Star Med LP LAV Granite Limited LAV Biosciences Fund V LP Victory Treasure Limited and OrbiMed Asia Partners III LP
ORDINARY SHARES
Ordinary shares transferred									1,044,776
Michelia Figo Holding Limited
ORDINARY SHARES
Ordinary shares transferred								5,910,000
Aggregate consideration per share | $ / shares								$ 1.00